UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              FORM 13F COVER PAGE

         Report for the Calendar Year or Quarter Ended: March 31, 2012

Check here if Amendment                    [_];  Amendment Number: ______

This Amendment (Check only one.):          [_] is a restatement.
                                           [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Kingdom Ridge Capital, L.L.C.

Address:   81 Main Street, Suite 209
           White Plains, NY 10601

Form 13F File Number:     028-13333

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Michael Manley
Title:    Chief Financial Officer
Phone:    (914) 517-8654

Signature, Place, and Date of Signing:

/s/ Michael Manley             White Plains, New York           May 15, 2012
----------------------      -----------------------------    -------------------
     [Signature]                   [City, State]                   [Date]

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)


[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)


[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: None

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 1

Form 13F Information Table Entry Total:            26

Form 13F Information Table Value Total:    $296,841
                                          (thousands)

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.        Form 13F File Number        Name

 1.        028-13335                   Kingdom Ridge Capital Master Fund, Ltd.


                                                     FORM 13F INFORMATION TABLE
                                                     Kingdom Ridge Capital, LLC


COLUMN 1                       COLUMN 2        COLUMN 3    COLUMN 4        COLUMN 5        COLUMN 6    COLUMN 7      COLUMN 8

                                                           VALUE     SHS OR     SH/  PUT/  INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS  CUSIP       (x$1000)  PRN AMT    PRN  CALL  DISCRETION  MGRS    SOLE     SHARED  NONE
--------------                 --------------  ------      --------- --------   ---- ----- ----------- -----   -----    ------- ----
ALTERA CORP                    COM             021441100    3,982      100,000  SH         DEFINED       1      100,000
APPLE INC                      COM             037833100    2,998        5,000  SH         DEFINED       1        5,000
APPLIED MICRO CIRCUITS CORP    COM NEW         03822W406   50,315    7,250,000  SH         DEFINED       1    7,250,000
AUTODESK INC                   COM             052769106   10,580      250,000  SH         DEFINED       1      250,000
CAMECO CORP                    COM             13321L108    6,447      300,000       CALL  DEFINED       1      300,000
CIENA CORP                     COM NEW         171779309      810       50,000  SH         DEFINED       1       50,000
COGO GROUP INC                 ORD SHS         G22538105    2,723      990,000  SH         DEFINED       1      990,000
GAMESTOP CORP NEW              CL A            36467W109    5,927      271,400       PUT   DEFINED       1      271,400
GARMIN LTD                     SHS             H2906T109   15,503      330,000  SH         DEFINED       1      330,000
GARMIN LTD                     SHS             H2906T109   10,322      219,700       CALL  DEFINED       1      219,700
INTEGRATED DEVICE TECHNOLOGY   COM             458118106    3,075      430,000  SH         DEFINED       1      430,000
INTERNATIONAL BUSINESS MACHS   COM             459200101   73,028      350,000       PUT   DEFINED       1      350,000
LOGMEIN INC                    COM             54142L109    4,932      140,000  SH         DEFINED       1      140,000
MARVELL TECHNOLOGY GROUP LTD   ORD             G5876H105    3,146      200,000  SH         DEFINED       1      200,000
MAXIM INTEGRATED PRODS INC     COM             57772K101    5,003      175,000  SH         DEFINED       1      175,000
MAXLINEAR INC                  CL A            57776J100    1,337      240,000  SH         DEFINED       1      240,000
MICROSOFT CORP                 COM             594918104   32,250    1,000,000       PUT   DEFINED       1    1,000,000
NEOPHOTONICS CORP              COM             64051T100    1,774      375,000  SH         DEFINED       1      375,000
POLYCOM INC                    COM             73172K104    2,861      150,000  SH         DEFINED       1      150,000
RIVERBED TECHNOLOGY INC        COM             768573107    1,404       50,000  SH         DEFINED       1       50,000
SAPIENT CORP                   COM             803062108    1,245      100,000  SH         DEFINED       1      100,000
SEAGATE TECHNOLOGY PLC         SHS             G7945M107   21,560      800,000       PUT   DEFINED       1      800,000
SILICON LABORATORIES INC       COM             826919102   12,470      290,000       PUT   DEFINED       1      290,000
SPREADTRUM COMMUNICATIONS IN   ADR             849415203    2,063      125,000  SH         DEFINED       1      125,000
SYNAPTICS INC                  COM             87157D109   13,343      365,450  SH         DEFINED       1      365,450
VOLTERRA SEMICONDUCTOR CORP    COM             928708106    7,743      225,000  SH         DEFINED       1      225,000


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